Other Balance Sheet Components - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued compensation	$ 3,375	$ 6,888
Liability for early exercise of unvested stock options	690	1,133
Taxes payable	879	516
Deferred revenue	3,388	2,585
Other accrued and current liabilities	7,112	3,876
Accrued expenses and other current liabilities	$ 15,444	$ 14,998